SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Concentration Risk [Line Items]
Accounts receivable, net	$ 109,374	$ 113,260
Governments outside the United States
Concentration Risk [Line Items]
Accounts receivable, net	$ 36,600	$ 42,600